Supplementary Information, Gas Reserve quantities information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Geographic Area For Oil And Gas Disclosures [Domain]
Reserve Quantities [Line Items]
Revisions of previous estimates	$ (2)	$ (14)	$ 0
Extensions and discoveries	0	0	0
Improved recovery	0	4	0
Sales of reserves	0	0
Purchases of reserves	0	0	0
Production for the year	(2)	(2)	0
Reserves at December 31	60	63	76
Brazil [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	339	942	(248)
Extensions and discoveries	961	141	114
Improved recovery	10	1	8
Sales of reserves	0	0
Purchases of reserves	0	0	0
Production for the year	(615)	(571)	(605)
Reserves at December 31	10,554	9,859	9,346
South America [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	(20)	(1,398)	427
Extensions and discoveries	324	6	39
Improved recovery	5	0	0
Sales of reserves	(1)	(110)
Purchases of reserves	0	110	123
Production for the year	(112)	(208)	(209)
Reserves at December 31	1,236	1,040	2,640
North America [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	4	(71)	(11)
Extensions and discoveries	0	0	0
Improved recovery	0	0	0
Sales of reserves	(0)	0
Purchases of reserves	0	0	0
Production for the year	(3)	(4)	(5)
Reserves at December 31	52	52	126
Africa [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	9	5	27
Extensions and discoveries	0	0	0
Improved recovery	0	0	0
Sales of reserves	0	0
Purchases of reserves	0	0	0
Production for the year	0	0	0
Reserves at December 31	40	32	27
International [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	(8)	(1,464)	444
Extensions and discoveries	324	6	39
Improved recovery	5	0	0
Sales of reserves	(1)	(110)
Purchases of reserves	0	110	123
Production for the year	(115)	(212)	(214)
Reserves at December 31	1,328	1,123	2,793
Synthetic Gas [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	8	0	0
Extensions and discoveries	0	7	0
Improved recovery	0	0	0
Sales of reserves	0	0
Purchases of reserves	0	0	0
Production for the year	2	(1)	0
Reserves at December 31	12	6	0
Total [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	339	(522)	195
Extensions and discoveries	1,285	153	153
Improved recovery	15	1	8
Sales of reserves	(1)	(110)
Purchases of reserves	0	110	123
Production for the year	(732)	(784)	(819)
Reserves at December 31	$ 11,893	$ 10,988	$ 12,139